Receivables, net and Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Receivables, net and Contract assets and liabilities
Receivables, net
	December 31,
($ in millions)	2019	2018
Trade receivables	5,967	5,970
Other receivables	695	635
Allowance	(228)	(219)
Total	6,434	6,386

Reconciliation of changes in allowance for doubtful accounts
($ in millions)	2019	2018	2017
Balance at January 1,	219	202	202
Additions	93	126	61
Deductions	(81)	(93)	(74)
Exchange rate differences	(3)	(16)	13
Balance at December 31,	228	219	202

Information about contract assets and contract liabilities
($ in millions)	2019	2018	2017
Contract assets	1,025	1,082	1,141
Contract liabilities	1,719	1,707	1,792

Significant changes in contract assets and contract liabilities
	2019		2018
	Contract	Contract	Contract	Contract
($ in millions)	assets	liabilities	assets	liabilities
Revenue recognized, which was included in the Contract liabilities
balance at Jan 1, 2019/2018		(1,158)		(879)
Additions to Contract liabilities - excluding amounts recognized as
revenue during the period		1,255		518
Receivables recognized that were included in the Contract assets
balance at Jan 1, 2019/2018	(786)		(633)